Investments in Joint Ventures - Summary of Changes to Investments in Joint Ventures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Beginning balance	R$ 8,447,799	R$ 8,506,395
Interest in earnings of joint ventures	946,282	985,090	R$ 1,570,132
Other comprehensive (losses) income	(46,523)	204,063
Interest on capital	(88,200)	(42,000)
Changes in the accounting polices adopted by the Company	(1,340)
Dividends	(1,180,111)	(1,205,749)
Ending balance	8,077,907	8,447,799	8,506,395
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Beginning balance	R$ 3,185,987	3,190,821
Shares issued by the joint venture	1,661,418,472
Shares held by Cosan	830,709,236
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ 693,226	694,015
Other comprehensive (losses) income	8,358	(5,349)
Interest on capital	(88,200)	(42,000)
Changes in the accounting polices adopted by the Company	(1,258)
Dividends	(693,500)	(651,500)
Ending balance	3,104,613	3,185,987	3,190,821
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Beginning balance	R$ 5,261,812	5,315,574
Shares issued by the joint venture	7,243,283,198
Shares held by Cosan	3,621,641,599
Cosan ownership interest	50.00%
Interest in earnings of joint ventures	R$ 253,056	291,075
Other comprehensive (losses) income	(54,881)	209,412
Changes in the accounting polices adopted by the Company	(82)
Dividends	(486,611)	(554,249)
Ending balance	R$ 4,973,294	R$ 5,261,812	R$ 5,315,574